SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The assumptions used to estimate the fair value of the share options granted during the periods presented are as follows:

	For the Years Ended December 31,
	2022	2023	2024
Expected volatility	-	75,89%	-
Expected term (in years)	-	2.09	-
Risk-free interest rate per annum	-	2.35%	-

SCHEDULE OF STOCK OPTIONS ACTIVITY

A summary of the share options activity for the year ended December 31, 2022, 2023 and 2024 is presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average grant date fair value
		USD	In years	USD	USD
Outstanding, December 31, 2021	1,763,507	-	2	4,795,157	$1.54
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Outstanding, December 31, 2022	1,763,507	-	1	6,252,693	1.54
Granted	1,725,132	-	-	-	3.55
Exercised	(3,488,639)	-	-	-	2.53
Forfeited	-	-	-	-	-
Outstanding at December 31, 2023	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Outstanding at December 31, 2024	-	-	-	-	-
Exercisable at December 31, 2024	-	-	-	-	-